UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
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(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
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(Name and address of agent for service)

414-226-4555
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Registrant's telephone number, including area code

Date of fiscal year end: September 30
                                          -----------------

Date of reporting period: December 31, 2016
                                             ------------------------

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 91.5% (a)

COMMERCIAL SERVICES SECTOR - 3.3%
	Advertising/Marketing Services - 3.3%
2,504,000	Omnicom Group Inc.	$213,115,440

COMMUNICATIONS SECTOR - 2.3%
	Specialty Telecommunications - 2.3%
2,650,000	Level 3 Communications Inc. *	149,354,000

CONSUMER DURABLES SECTOR - 3.0%
	Tools & Hardware - 3.0%
1,725,000	Stanley Black & Decker Inc.	197,840,250

CONSUMER NON-DURABLES SECTOR - 3.8%
	Food: Major Diversified - 1.8%
1,680,000	Nestle' S.A. - SP-ADR	120,523,200

	Household/Personal Care - 2.0%
3,172,000	Unilever PLC - SP-ADR	129,100,400

CONSUMER SERVICES SECTOR - 12.3%
	Cable/Satellite TV - 4.8%
4,542,000	Comcast Corp. - Cl A	313,625,100

	Media Conglomerates - 4.1%
3,102,000	Twenty-First Century Fox Inc. - Cl A	86,980,080
6,736,000	Twenty-First Century Fox Inc. - Cl B	183,556,000
		270,536,080
	Other Consumer Services - 3.4%
7,486,000	eBay Inc. *	222,259,340

DISTRIBUTION SERVICES SECTOR - 3.0%
	Medical Distributors - 3.0%
2,538,000	AmerisourceBergen Corp.	198,446,220

ELECTRONIC TECHNOLOGY SECTOR - 3.4%
	Electronic Components - 3.4%
3,233,000	TE Connectivity Ltd.	223,982,240

ENERGY MINERALS SECTOR - 3.0%
	Oil & Gas Production - 3.0%
4,230,000	Devon Energy Corp.	193,184,100

FINANCE SECTOR - 18.0%
	Financial Conglomerates - 11.5%
2,329,000	American Express Co.	172,532,320
1,997,000	Berkshire Hathaway Inc. - Cl B *	325,471,060
2,928,000	JPMorgan Chase & Co.	252,657,120
		750,660,500
	Major Banks - 3.5%
4,820,000	Bank of New York Mellon Corp.	228,371,600

	Property/Casualty Insurance - 3.0%
5,572,000	Progressive Corp.	197,806,000

HEALTH SERVICES SECTOR - 6.1%
	Health Industry Services - 1.7%
2,345,000	Cerner Corp. *	111,082,650

	Managed Health Care - 4.4%
1,795,000	UnitedHealth Group Inc.	287,271,800

INDUSTRIAL SERVICES SECTOR - 3.9%
	Oilfield Services/Equipment - 3.9%
3,027,000	Schlumberger Ltd.	254,116,650

PROCESS INDUSTRIES SECTOR - 3.3%
	Chemicals: Agricultural - 3.3%
11,822,000	Potash Corp. of Saskatchewan Inc.	213,859,980

PRODUCER MANUFACTURING SECTOR - 8.7%
	Industrial Conglomerates - 4.2%
2,350,000	Honeywell International Inc.	272,247,500

	Industrial Machinery - 1.2%
575,000	Rockwell Automation Inc.	77,280,000

	Trucks/Construction/Farm Machinery - 3.3%
3,358,000	PACCAR Inc.	214,576,200

RETAIL TRADE SECTOR - 6.1%
	Apparel/Footwear Retail - 1.9%
1,880,000	Ross Stores Inc.	123,328,000

	Discount Stores - 4.2%
3,728,000	Dollar General Corp.	276,132,960

TECHNOLOGY SERVICES SECTOR - 7.9%
	Information Technology Services - 4.0%
2,231,000	Accenture PLC	261,317,030

	Packaged Software - 3.9%
2,100,000	Microsoft Corp.	130,494,000
3,200,000	Oracle Corp.	123,040,000
		253,534,000
TRANSPORTATION SECTOR - 3.4%
	Air Freight/Couriers - 3.4%
4,197,000	Expeditors International of Washington Inc.	222,273,120
	Total common stocks (cost $4,190,512,270)	5,975,824,360

SHORT-TERM INVESTMENTS - 8.4% (a)

	Money Market Deposit Account - 2.2%
$144,339,573	U.S. Bank, N.A., 0.25%	144,339,573
	Total money market deposit account (cost $144,339,573)

	U.S. Treasury Securities - 6.2%
175,000,000	U.S. Treasury Bills, 0.300%, due 01/12/17 ^	174,982,500
225,000,000	U.S. Treasury Bills, 0.372%, due 01/26/17 ^	224,939,475
	Total U.S. treasury securities (cost $399,911,712)	399,921,975
	Total short-term investments (cost $544,251,285)	544,261,548
	Total investments - 99.9% (cost $4,734,763,555)	6,520,085,908

	Other assets, less liabilities - 0.1% (a)	8,686,238
	TOTAL NET ASSETS - 100.0%	$6,528,772,146

^	The rate shown is the yield as of 12/31/2016.
*	Non-income producing security.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2016, was as follows+:

Cost of investments	$4,734,763,555

Gross unrealized appreciation	1,856,517,593
Gross unrealized depreciation	(71,195,240)
Net unrealized appreciation	$1,785,322,353

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2016, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Assets:
Level 1 –	Common Stocks	$5,975,824,360
Level 2 –	Short-Term Money Market Deposit Account	144,339,573
Level 2 –	Short-Term U.S. Treasury Securities	399,921,975
	Total Level 2	544,261,548
Level 3 –		---
Total Assets		6,520,085,908
Total		$6,520,085,908

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2016.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 78.3% (a)
COMMON STOCKS - 72.3% (a)

COMMERCIAL SERVICES SECTOR - 9.1%
	Advertising/Marketing Services - 2.2%
5,797,000	WPP PLC (Jersey) (b)	$129,003,876

	Miscellaneous Commercial Services - 3.1%
1,074,966	DKSH Holding AG (Switzerland) (b)	73,788,677
1,541,000	Secom Co. Ltd. (Japan) (b)	112,591,787
		186,380,464
	Personnel Services - 3.8%
3,480,000	Adecco S.A. (Switzerland) (b)	227,163,283

COMMUNICATIONS SECTOR - 1.8%
	Wireless Telecommunications - 1.8%
5,700,000	Vivendi S.A. (France) (b)	108,111,812

CONSUMER DURABLES SECTOR - 7.7%
	Electronics/Appliances - 2.2%
5,245,000	Electrolux AB - Series B (Sweden) (b)	129,871,612

	Motor Vehicles - 1.6%
7,653,000	Isuzu Motors Ltd. (Japan) (b)	96,768,561

	Other Consumer Specialties - 1.0%
20,259,900	Samsonite International S.A. (Luxembourg) (b)	57,671,401

	Tools & Hardware - 2.9%
2,565,000	Makita Corp. (Japan) (b)	171,390,475

CONSUMER NON-DURABLES SECTOR - 9.5%
	Food: Major Diversified - 2.0%
1,633,000	Nestle' S.A. (Switzerland) (b)	116,984,180

	Household/Personal Care - 7.5%
1,601,000	Henkel AG & Co. KGaA (Germany) (b)	166,622,146
4,522,000	Svenska Cellulosa AB (SCA Group) (Sweden) (b)	127,278,591
3,751,000	Unilever PLC (Britain) (b)	151,690,839
		445,591,576
CONSUMER SERVICES SECTOR - 6.9%
	Cable/Satellite TV - 1.9%
5,487,000	Shaw Communications Inc. (Canada)	110,095,542

	Casinos/Gaming - 1.1%
64,180,000	Genting Malaysia Berhad (Malaysia) (b)	65,427,762

	Restaurants - 3.9%
4,345,000	Compass Group PLC (Britain) (b)	80,302,853
3,210,000	Whitbread PLC (Britain) (b)	149,324,261
		229,627,114
DISTRIBUTION SERVICES SECTOR - 2.9%
	Wholesale Distributors - 2.9%
2,791,000	Wolseley PLC (Jersey) (b)	170,380,919

ELECTRONIC TECHNOLOGY SECTOR - 5.5%
	Aerospace & Defense - 2.8%
20,411,000	Rolls-Royce Holdings PLC (Britain) *(b)	167,646,776

	Electronic Components - 2.7%
2,278,000	TE Connectivity Ltd. (Switzerland)	157,819,840

FINANCE SECTOR - 3.6%
	Property/Casualty Insurance - 3.6%
2,050,000	Admiral Group PLC (Britain) (b)	46,102,881
348,000	Fairfax Financial Holdings Ltd. (Canada)	168,084,013
		214,186,894
INDUSTRIAL SERVICES SECTOR - 3.9%
	Oilfield Services/Equipment - 3.9%
2,739,000	Schlumberger Ltd. (Curacao)	229,939,050

PROCESS INDUSTRIES SECTOR - 6.8%
	Chemicals: Agricultural - 3.3%
10,753,000	Potash Corp. of Saskatchewan Inc. (Canada)	194,521,770

	Chemicals: Specialty - 0.9%
722,000	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	55,874,841

	Industrial Specialties - 2.6%
2,484,000	Akzo Nobel N.V. (Netherlands) (b)	155,217,778

PRODUCER MANUFACTURING SECTOR - 5.7%
	Industrial Conglomerates - 5.7%
4,375,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	144,758,810
11,040,000	Smiths Group PLC (Britain) (b)	192,175,757
		336,934,567
RETAIL TRADE SECTOR - 2.3%
	Department Stores - 0.8%
3,865,000	Hyundai GreenFood Co. Ltd. (South Korea) (b)	49,203,770

	Specialty Stores - 1.5%
705,000	Dufry AG (Switzerland) *(b)	87,754,183

TECHNOLOGY SERVICES SECTOR - 3.9%
	Information Technology Services - 3.9%
1,974,000	Accenture PLC (Ireland)	231,214,620

TRANSPORTATION SECTOR - 2.7%
	Other Transportation - 2.7%
44,544,000	Bolloré (France) (b)	156,843,570
219,509	Bolloré S.A. (France) *(b)	755,589
		157,599,159
	Total common stocks (cost $4,293,144,928)	4,282,381,825

PREFERRED STOCKS - 6.0% (a)

CONSUMER DURABLES SECTOR - 1.3%
	Motor Vehicles - 1.3%
975,000	Hyundai Motor Co. (South Korea) (b)	80,069,443

CONSUMER NON-DURABLES SECTOR - 2.2%
	Household/Personal Care - 2.2%
375,000	Amorepacific Corp. (South Korea) (b)	63,738,338
140,000	LG Household & Health Care Ltd. (South Korea) (b)	65,202,334
		128,940,672
ELECTRONIC TECHNOLOGY SECTOR - 2.5%
	Telecommunications Equipment - 2.5%
124,000	Samsung Electronics Co. Ltd. (South Korea) (b)	146,820,464
	Total preferred stocks (cost $304,805,102)	355,830,579
	Total long-term investments (cost $4,597,950,030)	4,638,212,404

SHORT-TERM INVESTMENTS - 18.7% (a)

	Money Market Deposit Account - 3.9%
$231,762,360	U.S. Bank, N.A., 0.25%	231,762,360
	Total money market deposit account (cost $231,762,360)

	U.S. Treasury Securities - 14.8%
275,000,000	U.S. Treasury Bills, 0.300%, due 01/12/17	274,972,500
250,000,000	U.S. Treasury Bills, 0.349%, due 01/19/17	249,954,000
350,000,000	U.S. Treasury Bills, 0.372%, due 01/26/17	349,905,850
	Total U.S. treasury securities (cost $874,813,903)	874,832,350
	Total short-term investments (cost $1,106,576,263)	1,106,594,710
	Total investments - 97.0% (cost $5,704,526,293)	5,744,807,114

	Other assets, less liabilities - 3.0% (a)	180,805,013
	TOTAL NET ASSETS - 100.0%	$5,925,612,127

^	The rate shown is the yield as of 12/31/2016.
*	Non-income producing security
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Funds' pricing procedures and has been classified as level 2. As of December 31, 2016 the aggregate value of these securities was $3,546,537,569.

PLC	-Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
12/31/2016 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2016			December 31, 2016	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
1/20/2017	Goldman Sachs & Co.	75,000,000	British Pound	$92,488,487	91,739,250	U.S. Dollar	$91,739,250	$(749,237)
1/20/2017	JPMorgan Chase	70,000,000	British Pound	86,322,588	88,350,430	U.S. Dollar	88,350,430	2,027,842
1/20/2017	State Street Global Markets, LLC	610,000,000	British Pound	752,239,696	749,921,800	U.S. Dollar	749,921,800	(2,317,896)
1/20/2017	JPMorgan Chase	300,000,000	Canadian Dollar	223,499,046	230,486,442	U.S. Dollar	230,486,442	6,987,396
1/20/2017	Bank of New York Mellon	455,000,000	Euro	479,536,089	500,873,100	U.S. Dollar	500,873,100	21,337,011
1/20/2017	State Street Global Markets, LLC	55,000,000,000	Japanese Yen	471,214,423	533,933,928	U.S. Dollar	533,933,928	62,719,505
1/20/2017	Bank of New York Mellon	260,000,000	Malaysian Ringgit	57,913,301	62,025,860	U.S. Dollar	62,025,860	4,112,559
1/20/2017	Bank of New York Mellon	50,000,000,000	South Korean Won	41,397,582	42,947,947	U.S. Dollar	42,947,947	1,550,365
1/20/2017	Goldman Sachs & Co.	55,000,000,000	South Korean Won	45,537,341	45,456,424	U.S. Dollar	45,456,424	(80,917)
1/20/2017	State Street Global Markets, LLC	305,000,000,000	South Korean Won	252,525,253	271,606,038	U.S. Dollar	271,606,038	19,080,785
1/20/2017	Bank of New York Mellon	1,600,000,000	Swedish Krona	175,885,357	181,630,359	U.S. Dollar	181,630,359	5,745,002
1/20/2017	Goldman Sachs & Co.	352,000,000	Swedish Krona	38,694,779	37,746,273	U.S. Dollar	37,746,273	(948,506)
1/20/2017	Goldman Sachs & Co.	28,000,000	Swiss Franc	27,539,044	27,428,016	U.S. Dollar	27,428,016	(111,028)
1/20/2017	JPMorgan Chase	390,000,000	Swiss Franc	383,579,546	394,660,712	U.S. Dollar	394,660,712	11,081,166
				$3,128,372,532			$3,258,806,579	$130,434,047

1/20/2017	JPMorgan Chase	109,929,603	U.S. Dollar	109,929,603	13,000,000,000	Japanese Yen	111,377,955	1,448,352
				$3,238,302,135			$3,370,184,534	$131,882,399

The cost basis of investments for federal income tax purposes at December 31, 2016, was as follows+:

Cost of investments	$5,704,526,293
Gross unrealized appreciation (excluding forward currency contracts)	311,169,944
Gross unrealized depreciation
(excluding forward currency contracts)	(270,889,123)
Net unrealized appreciation (excluding forward currency contracts)	$40,280,821

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2016, based on the inputs used to value them:

			Other Financial
Valuation Inputs		Investments in Securities	Instruments^
Assets:
Level 1 –	Common Stocks	$1,091,674,835	$ ---
Level 2 –	Common Stocks	3,190,706,990	---
Level 2 –	Preferred Stocks	355,830,579	---
Level 2 –	Short-Term Money Market Deposit Account	231,762,360	---
Level 2 –	Short-Term U.S. Treasury Securities	874,832,350	---
Level 2 –	Forward Currency Contracts	---	136,089,983
	Total Level 2	4,653,132,279	136,089,983
Level 3 -		---	---
Total Assets		5,744,807,114	136,089,983
Liabilities:
Level 2 –	Forward Currency Contracts	---	(4,207,584)
Total		$5,744,807,114	$131,882,399

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.   There were no transfers between levels during the period ended December 31, 2016.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were sixteen forward currency contracts outstanding during the three month period ending December 31, 2016. These contracts are not subject to master netting agreements.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 83.1% (a)

COMMERCIAL SERVICES SECTOR - 15.0%
	Advertising/Marketing Services - 3.1%
1,338,000	Interpublic Group of Cos. Inc.	$31,322,580

	Financial Publishing/Services - 1.2%
100,000	Dun & Bradstreet Corp.	12,132,000

	Miscellaneous Commercial Services - 4.0%
1,450,000	Genpact Ltd. *	35,293,000
496,950	RPX Corp. *	5,367,060
		40,660,060
	Personnel Services - 6.7%
408,000	ManpowerGroup Inc.	36,258,960
636,000	Robert Half International Inc.	31,024,080
		67,283,040
CONSUMER DURABLES SECTOR - 1.0%
	Homebuilding - 1.0%
6,000	NVR Inc. *	10,014,000

CONSUMER SERVICES SECTOR - 6.4%
	Cable/Satellite TV - 2.3%
38,000	Cable One Inc.	23,625,740

	Other Consumer Services - 4.1%
62,000	Graham Holdings Co.	31,740,900
69,000	UniFirst Corp.	9,911,850
		41,652,750
DISTRIBUTION SERVICES SECTOR - 11.4%
	Electronics Distributors - 3.6%
505,000	Arrow Electronics Inc. *	36,006,500

	Wholesale Distributors - 7.8%
342,000	Anixter International Inc. *	27,719,100
507,000	Applied Industrial Technologies Inc.	30,115,800
226,000	MSC Industrial Direct Co. Inc.	20,880,140
		78,715,040
ELECTRONIC TECHNOLOGY SECTOR - 4.5%
	Aerospace & Defense - 2.3%
265,000	Esterline Technologies Corp. *	23,638,000

	Electronic Production Equipment - 2.2%
368,000	MKS Instruments Inc.	21,859,200

FINANCE SECTOR - 14.9%
	Finance/Rental/Leasing - 8.1%
156,000	ePlus Inc. *	17,971,200
781,800	FirstCash Inc.	36,744,600
356,000	Ryder System Inc.	26,500,640
		81,216,440
	Property/Casualty Insurance - 3.7%
687,000	Greenlight Capital Re Ltd. *	15,663,600
327,000	W.R. Berkley Corp.	21,748,770
		37,412,370
	Real Estate Development - 1.3%
645,000	Kennedy-Wilson Holdings Inc.	13,222,500

	Regional Banks - 1.8%
430,000	Zions Bancorporation	18,507,200

HEALTH SERVICES SECTOR - 1.6%
	Health Industry Services - 1.6%
1,580,000	Allscripts Healthcare Solutions Inc. *	16,131,800

HEALTH TECHNOLOGY SECTOR - 1.9%
	Medical Specialties - 1.9%
215,000	Varian Medical Systems Inc. *	19,302,700

PROCESS INDUSTRIES SECTOR - 6.2%
	Chemicals: Specialty - 1.8%
225,000	Compass Minerals International Inc.	17,628,750

	Containers/Packaging - 1.9%
272,000	Avery Dennison Corp.	19,099,840

	Industrial Specialties - 2.5%
514,000	H.B. Fuller Co.	24,831,340

PRODUCER MANUFACTURING SECTOR - 10.2%
	Building Products - 2.4%
569,000	Armstrong World Industries Inc. *	23,784,200

	Industrial Machinery - 3.0%
441,000	Woodward Inc.	30,451,050

	Miscellaneous Manufacturing - 4.8%
97,000	Carlisle Cos. Inc.	10,698,130
836,000	TriMas Corp. *	19,646,000
130,000	Valmont Industries Inc.	18,317,000
		48,661,130
RETAIL TRADE SECTOR - 2.3%
	Specialty Stores - 2.3%
448,450	Penske Automotive Group Inc.	23,247,648

TECHNOLOGY SERVICES SECTOR - 4.8%
	Data Processing Services - 3.0%
455,000	Broadridge Financial Solutions Inc.	30,166,500

	Packaged Software - 1.8%
570,000	Progress Software Corp.	18,200,100

TRANSPORTATION SECTOR - 2.9%
	Marine Shipping - 2.9%
436,000	Kirby Corp. *	28,994,000
	Total common stocks (cost $584,013,250)	837,766,478

SHORT-TERM INVESTMENTS - 16.8% (a)

	Money Market Deposit Account - 4.4%
$44,578,111	U.S. Bank, N.A., 0.25%	44,578,111
	Total money market deposit account (cost $44,578,111)

	U.S. Treasury Securities - 12.4%
50,000,000	U.S. Treasury Bills, 0.300%, due 01/12/17 ^	49,995,000
75,000,000	U.S. Treasury Bills, 0.372%, due 01/26/17 ^	74,979,825
	Total U.S. treasury securities (cost $124,971,538)	124,974,825
	Total short-term investments (cost $169,549,649)	169,552,936
	Total investments - 99.9% (cost $753,562,899)	1,007,319,414

	Other assets, less liabilities - 0.1% (a)	587,831
	TOTAL NET ASSETS - 100.0%	$1,007,907,245

^	The rate shown is the yield as of 12/31/2016.
*	Non-income producing security.
(a)	Percentages for the various classifications relate to total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2016, was as follows+:

Cost of investments	$753,562,899

Gross unrealized appreciation	265,262,270
Gross unrealized depreciation	(11,505,755)
Net unrealized appreciation	$253,756,515

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2016, based on the inputs used to value them:
Valuation Inputs		Investments in Securities
Assets:
Level 1 –	Common Stocks	$837,766,478
Level 2 –	Short-Term Money Market Deposit Account	44,578,111
Level 2 –	Short-Term U.S. Treasury Securities	124,974,825
	Total Level 2	169,552,936
Level 3 -		---
Total Assets		1,007,319,414
Total		$1,007,319,414

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2016.

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

     Date    February 9, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

     Date    February 9, 2017

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

     Date    February 9, 2017